Inventories - Disclosure of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials	$ 23,337	$ 33,136
Semi-finished goods	2,667	3,559
Merchandise	18,968	16,414
Inventories	$ 44,972	$ 53,109